Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.

	2018	2017
	(In thousands)

Aggregate balance – January 1	$12,996	$13,635
New loans	2,386	189
Repayments	(1,276)	(828)

Aggregate balance – December 31	$14,106	$12,996